Operating segments (Details)	12 Months Ended
	Dec. 31, 2024 bond	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue By Destination	1	1	1
Number of segment	1
Revenue From France
Disclosure of operating segments [line items]
Revenue By Destination	1	1	1
Revenue From Other Countries
Disclosure of operating segments [line items]
Revenue By Destination	0	0	0